UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: March 31, 2010
Date of reporting period: September 30, 2010

ITEM 1.	REPORT TO SHAREHOLDERS

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Contents

Letter to Shareholders	2

Performance Highlights	6

Fund Expenses	8

Portfolio of Investments	9

Financial Statements
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16

Notes to Financial Statements	18

Other Information	23

List of Abbreviations	26
The views expressed are as of September 30, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Pennsylvania Tax-Free Fund.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY
1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $230 billion in assets under management, as of September 30, 2010.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
Pennsylvania Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
Municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments.
Dear Valued Shareholder:
We are pleased to introduce you to Wells Fargo Advantage Funds. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. Following is your semiannual report for the Wells Fargo Advantage Pennsylvania Tax-Free Fund for the six-month period that ended September 30, 2010.
During this period, fixed-income markets continued to experience solid demand, translating into positive returns in nearly every sector. In general, municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal funds for their higher levels of relative yield and tax-exempt benefits compared with taxable bond funds.
Policymakers and market participants continued to focus on the sustainability of economic recovery.
Economic growth was tepid throughout the period, as the economy continued its slow climb from the deepest recession since the 1930s. Gross domestic product (GDP) became positive in the third quarter of 2009. After contracting for four consecutive quarters, GDP growth was 3.7% and 1.7% in the first and second quarters of 2010, respectively. According to the National Bureau of Economic Research, the recession that began in December 2007 had ended in June 2009; however, questions remained over the sustainability of the recovery.
Employment data turned positive early in the period but has softened a bit recently. The unemployment rate peaked at 10.1% in October 2009, its highest level in more than 25 years, then modestly declined over the six-month period to 9.6% in September 2010. After U.S. employers added 313,000 workers in April and 433,000 workers in May, the economy lost an average of 103,000 over each of the past four months. Payroll employment declined in June, but that was the result of a decline in the number of temporary government employees working on Census 2010. Private-sector payrolls increased by 64,000 workers in September, and for the first half of 2010, they increased by 593,000. On a year-over-year basis, overall payroll jobs were up 0.3% in September.
Other economic data were mixed, further underlying the slow pace of economic growth during the period and raising some concerns about the potential sustainability of the recovery. Retail sales were strong in April but then declined through most of the summer, before rising again in September on the strength of increased auto sales. Consumer confidence continued to weaken during the final months of the period as consumers remained concerned about income and job prospects. New and existing home sales, perceived by many as the key to a sustainable long-term recovery, also reported mixed results over the year. After the rate of home sales modestly improved during the spring, the data weakened over the summer. However, the rate of new home sales remained unchanged from August to September.

Letter to Shareholders	Wells Fargo Advantage Pennsylvania Tax-Free Fund 3
The Fed continued to focus on economic stimulus.
Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate between 0% and 0.25%—a level it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures during the spring.
In recent months, the FOMC’s official statements have noted a continuation of the economic recovery and gradual improvement in the labor market. The FOMC also cited increases in both household and business spending. However, the committee noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack. In addition, there were indications from various Fed officials that they are considering another round of quantitative easing, being referred to as “QE2,” to aid the economy toward a sustainable rate of recovery. At the November 3 FOMC meeting, the Fed announced that they would expand their balance sheet through the $600 billion purchase of long-term U.S. Treasuries over the next couple of quarters.
Steep yield curves and very wide quality spreads continue to be the key factors determining total returns in the municipal market.
Although the rally moved the fixed-income markets closer to a state of normalcy, several segments of the municipal market were still offering above-average yields versus comparable Treasuries as we entered 2010. Those markets continue to be defined by unusually wide spreads versus comparable Treasuries, which remain above long-term averages.
Yield curves in the municipal market are some of the steepest on record; this has rewarded investors further out on the curve, with yields increasing significantly as maturities lengthen.
Yield curves in the municipal market are some of the steepest on record; this has rewarded investors further out on the curve, with yields increasing significantly as maturities lengthen. In addition, medium- and lower-quality investment-grade municipal securities continue to offer unusually generous yield spreads versus Treasuries. During most of the period, strong demand for U.S. government debt pushed Treasury yields down further than the decline in municipal yields. As a result, municipal valuations in our view became even more attractive relative to Treasuries, as ratios of municipal bond yields to equivalent Treasuries widened across most maturities.
The best-performing fixed-income markets during the period were those that offered a high level of income in the current environment of low short-term rates and an extraordinarily steep yield curve, most notably lower-quality and longer maturities. In municipal bonds, for the lower-quality investment-grade segment,

4 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to Shareholders
the BBB-rated1 subindex of the Barclays Capital Municipal Bond Index returned 7.15% during the six-month period, while the higher-quality AAA-rated sub index returned the least of the investment-grade municipal credit tiers, with a 4.41% return. By comparison, the Barclays Capital U.S. Aggregate Bond Index2 and the broad-based Barclays Capital U.S. Treasury Index3 returned 6.05% and 7.54%, respectively, during the period.
At the beginning of the six-month period, investors appeared less concerned with the risks of a possible deepening recession and were more focused on the potential for increasing interest rates and geopolitical credit concerns. During the second and third quarters, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was an extraordinarily steep yield curve. The investor sentiment that strengthened toward the end of 2009 and early 2010 was tempered by global credit fears and signals from the Fed suggesting that short-term interest rates would remain at the current historic lows until 2011. Moreover, renewed concerns about possible bankruptcies and increased levels of default rates affecting a few municipalities increased risk premiums across the municipal marketplace. However, while it is true that many municipalities are still facing large budget gaps and little or no revenue growth, most state and local governments demonstrated that they will continue to take the necessary actions to improve their situations. The overall results for the first nine months of 2010 were strong returns for Treasuries and positive, but more realistic, returns for municipals, with lower-quality and longer maturities performing best.
Active management and credit analysis will drive fund construction and performance.
In this environment, we believe that fundamental credit analysis, issue selection, and yield-curve positioning will be the key drivers of portfolio construction and relative performance. At Wells Fargo Advantage Funds®, we intend to continue assessing relative-value opportunities throughout the municipal bond markets and across our lineup of municipal funds.

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays U.S. Treasury Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. You can not invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Pennsylvania Tax-Free Fund 5
We believe that interest rates will rise, and we believe that the Wells Fargo Advantage Pennsylvania Tax-Free Fund is positioned to perform well—whether the yield curve remains unchanged or flattens, and whether interest rates stay stable or move higher—through bonds that offer higher income and benefit from the presently steep yield curve.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our website at wellsfargo.com/advantagefunds.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds

6 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Performance Highlights
Wells Fargo Advantage Pennsylvania Tax-Free Fund
INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
INVESTMENT ADVISER

Wells Fargo Funds Management, LLC
SUBADVISER

Wells Capital Management Incorporated
PORTFOLIO MANAGER

Robert Miller
FUND INCEPTION

December 27, 1990

1.	Effective maturity is calculated based on the total investments of the Fund, excluding cash and cash equivalents. It is subject to change and may have changed since the date specified.

2.	The ratings indicated are from Standard & Poor’s, Fitch, and/or Moody’s Investors Service. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized.

Performance Highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund 7
Wells Fargo Advantage Pennsylvania Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF SEPTEMBER 30, 2010)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKVAX)	12/27/1990	1.01	1.28	3.19	4.27	5.74	6.02	4.15	4.75	0.86%	0.74%
Class B (EKVBX)**	2/1/1993	0.36	0.24	3.05	4.26	5.36	5.24	3.40	4.26	1.61%	1.49%
Class C (EKVCX)	2/1/1993	4.36	4.24	3.40	4.03	5.36	5.24	3.40	4.03	1.61%	1.49%
Institutional Class (EKVYX)	11/24/1997					5.88	6.29	4.43	5.03	0.53%	0.49%
Barclays Capital Municipal
Bond Index[6]						5.51	5.81	5.13	5.73
Barclays Capital Pennsylvania
Municipal Bond Index[7]						5.23	5.79	5.29	5.78

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, and mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%, and for Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Pennsylvania municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

4.	Reflects the expense ratios as stated in the July 12, 2010 prospectus.

5.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.

7.	Barclays Capital Pennsylvania Municipal Bond Index is a Pennsylvania specific total return index. The index is comprised of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the Index and weighted and updated monthly, with a one-month lag.

8 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2010 to September 30, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
Pennsylvania Tax-Free Fund	04-01-2010	09-30-2010	the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,057.44	$3.92	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	$3.85	0.76%
Class B
Actual	$1,000.00	$1,053.64	$7.77	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.64	1.51%
Class C
Actual	$1,000.00	$1,053.57	$7.77	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.64	1.51%
Institutional Class
Actual	$1,000.00	$1,058.76	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.59	0.51%

1.	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—September 30, 2010 (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 9

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds & Notes: 95.67%

Florida: 0.31%
$1,000,000	Jacksonville FL Economic Development Commission Metropolitan Parking Solutions Project (Miscellaneous Revenue, ACA Insured)	5.50%	10/01/2030	$1,022,330

Nevada: 0.37%
2,500,000	Henderson NV Local Improvement District (Community Development District Revenue)(i)	5.25	09/01/2026	1,237,925

Pennsylvania: 88.21%
1,325,000	Adams County PA IDA Gettysburg College (Education Revenue)	5.00	08/15/2026	1,451,416
1,000,000	Allegheny County PA Airport Pittsburgh International Airport Series A (Airport Revenue, AGM Insured)	5.00	01/01/2017	1,067,890
5,500,000	Allegheny County PA Airport Pittsburgh International Airport Series A-1 (Airport Revenue)	5.75	01/01/2012	5,701,575
4,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (HCFR)±	1.03	02/01/2021	3,561,360
2,000,000	Allegheny County PA Hospital Development Authority Pittsburgh Mercy Health System (Pre-refunded Revenue, AMBAC Insured)	5.63	08/15/2018	2,167,120
4,210,000	Allegheny County PA Hospital Development Authority Pittsburgh Mercy Health System (Pre-refunded Revenue, AMBAC Insured)	5.63	08/15/2026	4,481,924
2,800,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Health System Series A (Hosptial Revenue)	5.00	09/01/2018	3,179,400
5,000,000	Allegheny County PA Higher Education Building Authority Chatham College Series A (Education Revenue)	5.38	09/01/2028	5,000,200
5,000,000	Berks County PA Refunding (GO — Local)	5.00	11/15/2021	5,789,550
5,000,000	Berks County PA Refunding (GO — Local)	5.00	11/15/2022	5,737,900
1,485,000	Berks County PA Municipal Authority Hospital Reading Hospital & Medical Center Project (Hospital Revenue)	5.70	10/01/2014	1,602,864
6,000,000	Bradford County PA IDA Solid Waste Disposal International Paper Company Project Series A (IDR)	4.70	03/01/2019	6,064,920
2,000,000	Brandywine PA Heights Area School District (GO — Local, State Aid Withholding Insured)	4.00	02/01/2021	2,017,620
1,000,000	Bucks County PA (GO — Local)	5.25	05/01/2023	1,176,720
1,700,000	Bucks County PA IDA Lane Charter School Project Series A (Education Revenue)	4.88	03/15/2027	1,609,645
1,790,000	Burrell PA School District Series A (GO — Local, AGM Insured)	5.00	07/15/2025	1,936,565
6,400,000	Central Bucks School District PA Refunding (GO — Local, State Aid Withholding Insured)	5.00	05/15/2025	7,169,152
880,000	Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12/15/2017	901,454
2,370,000	Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12/15/2027	2,388,842
5,000,000	Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (HCFR)	5.00	01/01/2036	4,706,000
1,200,000	Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11/01/2039	1,217,460
4,000,000	Dauphin County PA General Authority Office & Parking-Riverfront Office Project (Lease Revenue)	6.00	01/01/2025	3,359,560
1,000,000	Delaware County PA College Authority Haverford College (Education Revenue)	5.75	11/15/2025	1,016,070
2,000,000	Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	07/01/2017	2,285,400
10,000,000	Delaware Valley PA Regional Financial Authority Local Government Series A (Other Revenue, AMBAC Insured)	5.50	08/01/2028	11,099,400
4,000,000	Downingtown School District PA Series AA (GO — Local, State Aid Withholding Insured)	5.00	11/01/2018	4,810,000
1,000,000	Lancaster PA Higher Education Authority Franklin & Marshall College Project Series A (HEFAR)	5.25	04/15/2014	1,096,250

10 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of Investments—September 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$1,000,000	Lancaster PA Higher Education Authority Franklin & Marshall College Project (HEFAR)	5.00%	04/15/2037	$1,039,440
3,500,000	Latrobe PA IDA St. Vincent College Project (Education Revenue)	5.38	05/01/2024	3,502,240
1,130,000	Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (HCFR)	5.00	12/15/2014	1,171,968
1,085,000	Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (HCFR)	5.00	12/15/2015	1,113,460
4,625,000	Lebanon County PA Health Facilities Authority Pleasant View Retirement Series B (HCFR)±	4.65	12/15/2029	4,614,455
2,335,000	Lehigh County PA General Purpose Authority Cedar Crest College (Education Revenue, Radian Group Incorporated LOC)	5.00	04/01/2021	2,342,799
2,210,000	Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Hospital Revenue, MBIA Insured)	7.00	07/01/2016	2,557,677
3,000,000	Lehigh & Northampton PA Airport Authority Series A (Airport Revenue)	6.00	05/15/2025	3,005,100
1,500,000	Lycoming County PA Health System Authority Susquehanna Health System Project A (Hospital Revenue)	5.75	07/01/2039	1,558,350
4,800,000	Mars PA Area School District (GO — Local, FSA Insured)	5.00	06/01/2036	5,065,392
1,015,000	Meyersdale PA Area School District (GO — Local, AGM Insured)	4.00	05/01/2021	1,038,406
5,210,000	Montgomery County PA HEFA Arcadia University (HEFAR, Radian Group Incorporated LOC)	5.00	04/01/2027	5,239,853
7,000,000	Montgomery County PA HEFA Abington Memorial Hospital Series A (HEFAR)	5.00	06/01/2022	7,157,710
985,000	Montgomery County PA Industrial Development Authority New Regl. Medical Center Project (Hospital Revenue, FHA Insured)	5.00	08/01/2020	1,096,601
1,500,000	Montgomery County PA IDA ACTS Retirement Community Series B (HCFR)	5.00	11/15/2016	1,610,445
6,000,000	Montgomery County PA IDA ACTS Retirement Community Series B (HCFR)	5.00	11/15/2022	6,127,500
4,400,000	Mount Lebanon PA Hospital Authority St. Clair Memorial Hospital Series A (Hospital Revenue)	5.50	07/01/2022	4,475,988
2,560,000	New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	06/01/2025	2,399,616
5,000,000	Norwin PA School District Series A (GO — Local, State Aid Withholding Insured)	5.00	04/01/2030	5,056,050
1,600,000	Pennsylvania EDFA Colver Project Series G (Resource Recovery Revenue)	5.13	12/01/2015	1,542,896
3,000,000	Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (IDR)±	4.70	11/01/2021	3,170,310
1,500,000	Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (IDR)±	1.05	11/01/2021	1,506,480
1,000,000	Pennsylvania EDFA Dr. Gertrude A. Barber Center (HCFR)	5.90	12/01/2030	1,000,410
2,900,000	Pennsylvania EDFA 30th Street Station Garage Project (Lease Revenue, ACA Insured)	5.00	06/01/2013	3,057,151
3,515,000	Pennsylvania EDFA 30th Street Station Garage Project (Lease Revenue, ACA Insured)	5.80	06/01/2023	3,620,977
5,000,000	Pennsylvania EDFA Water Facilities Aqua Pennsylvania Incorporated Series A (Water & Sewer Revenue)	5.00	10/01/2039	5,263,950
1,130,000	Pennsylvania HEFA Allegheny Delaware Valley Obligation Series B (Hospital Revenue)	5.88	11/15/2021	1,122,180
3,070,000	Pennsylvania HEFA Association of Independent Colleges & University Series FF2 (HEFAR)	5.00	12/15/2024	3,166,582
1,610,000	Pennsylvania HEFA Capital Acquisition (Pre-refunded Revenue, MBIA Insured)	6.00	12/15/2012	1,624,957
5,250,000	Pennsylvania HEFA Lasalle University Series A (Education Revenue)	5.25	05/01/2027	5,483,205
2,000,000	Pennsylvania HEFA Thomas Jefferson University (Education Revenue)	5.00	03/01/2040	2,107,420
1,750,000	Pennsylvania HEFA University Properties Student Housing (HEFAR, CIFG Services Incorporated LOC)	5.00	08/01/2035	1,641,115
4,000,000	Pennsylvania HEFA University of Pennsylvania Medical Center Health System Series A (Hospital Revenue)	6.25	01/15/2017	4,109,000
2,000,000	Pennsylvania HEFA Widener University (HEFAR)	5.25	07/15/2024	2,047,240
4,500,000	Pennsylvania HEFA Widener University (HEFAR)	5.40	07/15/2036	4,537,845

Portfolio of Investments—September 30, 2010 (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 11

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$5,010,000	Pennsylvania HFA SFHR Series 106-B (Housing Revenue)	4.50%	10/01/2024	$5,218,416
1,025,000	Pennsylvania HFA SFHR Series 108-B (Housing Revenue)	4.75	10/01/2028	1,054,500
1,825,000	Pennsylvania HFA SFHR Series 108-B (Housing Revenue)	4.50	10/01/2024	1,893,419
4,000,000	Pennsylvania Second Refunding Series of 2009 (GO — State)	5.00	07/01/2019	4,827,000
3,545,000	Pennsylvania Turnpike Commission Series A (Transportation Revenue, FSA Insured)	5.25	07/15/2021	4,263,926
2,000,000	Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12/01/2031	2,187,480
12,000,000	Pennsylvania Turnpike Commission Series C (Transportation Revenue, Assured Guaranty Corporation LOC)	6.25	06/01/2038	14,254,200
3,000,000	Pennsylvania State University Series A (Education Revenue)	5.00	03/01/2023	3,488,010
3,000,000	Pennsylvania State University (Education Revenue)	5.00	03/01/2040	3,257,970
5,150,000	Philadelphia PA IDA Series A (Education Revenue)	5.30	09/15/2027	4,868,965
770,000	Philadelphia PA IDA First Philadelphia Charter High Series A (Education Revenue)	5.30	08/15/2017	794,093
3,540,000	Philadelphia PA IDA First Philadelphia Charter High Series A (Education Revenue)	5.63	08/15/2025	3,482,015
1,630,000	Philadelphia PA IDA Airport Philadelphia Airport System Project Series A (Airport Revenue)	5.50	07/01/2016	1,680,367
1,250,000	Philadelphia PA IDA Airport Philadelphia Airport System Project Series A (Airport Revenue)	5.50	07/01/2017	1,291,013
2,400,000	Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25	11/15/2016	2,628,528
1,000,000	Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue)	5.50	04/15/2016	1,060,740
500,000	Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue)	5.50	04/15/2022	520,785
3,000,000	Philadelphia PA School District Series C (Property Tax, State Aid Withholding)	5.00	09/01/2018	3,384,000
2,675,000	Philadelphia PA Water & Wastewater Series C (Water & Sewer Revenue, AGM Insured)	5.00	08/01/2019	3,104,578
1,900,000	Pittsburgh & Allegheny County Exhibition Authority (Sales Tax Revenue, AGM Insured)	5.00	02/01/2020	2,156,481
3,000,000	Pittsburgh & Allegheny County Exhibition Authority (Sales Tax Revenue, AGM Insured)	5.00	02/01/2031	3,176,700
2,500,000	Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, FGIC Insured)	5.00	12/01/2025	2,643,075
2,495,000	Red Lion PA Area School District (GO — Local)	5.00	05/01/2023	2,837,963
3,000,000	Schuylkill County PA IDA Pine Grove Landfill Incorporated (IDR)±	4.25	10/01/2019	3,049,800
1,620,000	South Central Pennsylvania General Authority Wellspan Health (Pre-refunded Revenue)	5.38	05/15/2028	1,680,248
975,000	St. Marys Hospital Authority Catholic Health East Project Series B (Hospital Revenue)	5.00	11/15/2016	1,042,402
1,025,000	St. Marys Hospital Authority Catholic Health East Project Series B (Hospital Revenue)	5.00	11/15/2017	1,088,806
3,640,000	University Area Joint Authority of Pennsylvania Sewer Series R (Water & Sewer Revenue, MBIA Insured)	5.25	11/01/2014	3,948,636
2,385,000	Washington County PA Hospital Authority Monongahela Valley Hospital Project (Hospital Revenue)	5.50	06/01/2017	2,471,456
1,750,000	Washington County PA Hospital Authority Monongahela Valley Hospital Project (Hospital Revenue)	6.25	06/01/2022	1,815,188
850,000	Westmoreland County PA IDA Excela Health Project (Hospital Revenue)	5.13	07/01/2030	869,253
2,600,000	Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	03/01/2027	2,632,630
1,480,000	York PA Sewer Authority (Miscellaneous Revenue, Assured Guaranty Corporation LOC)	5.00	12/01/2022	1,630,324
1,650,000	York PA Sewer Authority (Miscellaneous Revenue, Assured Guaranty Corporation LOC)	5.00	12/01/2023	1,810,562
				293,884,554

Puerto Rico: 2.99%
2,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Series AA-1 (Miscellaneous Revenue, AGM Insured)	4.95	07/01/2026	2,152,900
6,000,000	Puerto Rico Electric Power Authority LIBOR Series UU (Power Revenue, AGM Insured)±	0.88	07/01/2029	4,670,520
3,000,000	Puerto Rico Electric Power Authority Series XX (Power Revenue)	5.25	07/01/2040	3,130,050
				9,953,470

12 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of Investments—September 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
South Carolina: 1.07%
$3,230,000	Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Education Revenue)(x)±	5.25%	12/01/2025	$3,569,150

Tennessee: 0.86%
2,675,000	Tennessee Energy Acquisition Corporation Series A (Natural Gas Revenue)	5.00	09/01/2013	2,871,238

Virgin Islands: 1.86%
2,000,000	Virgin Islands Public Finance Authority Senior Lien Series A-1 (Special Tax Revenue)	5.00	10/01/2039	2,007,200
4,000,000	Virgin Islands Public Finance Authority Senior Lien Series B (Special Tax Revenue)	5.00	10/01/2025	4,210,240

				6,217,440

Total Municipal Bonds & Notes (Cost $308,983,328)				318,756,107

Shares		Yield
Short-Term Investments: 1.24%

Investment Companies: 1.24%
4,123,009	Wells Fargo Advantage National Tax-Free Money Market Fund(u)(l)	0.13	4,123,009

Total Short-Term Investments (Cost $4,123,009)			4,123,009

Total Investments in Securities (Cost $313,106,337)*	96.91%	322,879,116

Other Assets and Liabilities, Net	3.09	10,285,791

Total Net Assets	100.00%	$333,164,907

(i)	Illiquid security for which the designation as illiquid is unaudited.

(x)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

±	Variable rate investments.

*	Cost for federal income tax purposes is $313,224,960 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,669,758
Gross unrealized depreciation	(3,015,602)

Net unrealized appreciation	$9,654,156
The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities— September 30, 2010 (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 13

Assets
Investments
In unaffiliated securities, at value	$318,756,107
In affiliated securities, at value	4,123,009

Total investments, at value (see cost below)	322,879,116
Cash	9,900
Receivable for securities sold	8,609,054
Receivable for Fund shares sold	21,736
Receivable for interest	4,556,503
Prepaid expenses and other assets	43,354

Total assets	336,119,663

Liabilities
Dividends payable	978,943
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	131,759
Interest and fee expense payable	4,369
Investment advisory fee payable	81,828
Distribution fees payable	10,554
Due to other related parties	42,709
Accrued expenses and other liabilities	89,594

Total liabilities	2,954,756

Total net assets	$333,164,907

NET ASSETS CONSIST OF
Paid-in capital	$341,810,316
Overdistributed net investment income	(345,605)
Accumulated net realized losses on investments	(18,072,583)
Net unrealized gains on investments	9,772,779

Total net assets	$333,164,907

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$46,603,493
Shares outstanding — Class A	4,126,230
Net asset value per share — Class A	$11.29
Maximum offering price per share — Class A2	$11.82
Net assets — Class B	$7,113,496
Shares outstanding — Class B	632,122
Net asset value per share — Class B	$11.25
Net assets — Class C	$9,443,221
Shares outstanding — Class C	837,622
Net asset value per share — Class C	$11.27
Net assets — Institutional Class	$270,004,697
Shares outstanding — Institutional Class	23,905,661
Net asset value per share — Institutional Class	$11.29

Total investments, at cost	$313,106,337

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Statement of Operations—For the Six Months Ended September 30, 2010 (Unaudited)[1]

Investment income
Interest	$8,184,368
Income from affiliated securities	3,566

Total investment income	8,187,934

Expenses
Advisory fee	570,968
Administration fees
Fund level	134,994
Class A	16,694
Class B	2,559
Class C	3,313
Institutional Class	49,283
Custody fees	33,854
Shareholder servicing fees
Class A	59,672
Class B	9,188
Class C	11,492
Accounting fees	3,514
Distribution fees
Class B	27,564
Class C	34,477
Professional fees	19,413
Registration fees	33,261
Shareholder report expenses	16,939
Trustees’ fees and expenses	4,317
Transfer agent fees	19,668
Interest and fee expense	7,807
Other fees and expenses	7,984

Total expenses	1,066,961

Less
Fee waivers and/or expense reimbursements	(50,268)

Net expenses	1,016,693

Net investment income	7,171,241

REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS

Net realized gains from unaffiliated securities	1,836,588
Net change in unrealized gains or losses on securities in unaffiliated securities	10,372,193

Net realized and unrealized gains or losses on investments	12,208,781

Net increase in net assets resulting from operations	$19,380,022

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Bond Fund.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Pennsylvania Tax-Free Fund 15

	Six Months Ended
	September 30, 2010		Year Ended
	(Unaudited)1		March 31, 2010[1]

Operations
Net investment income		$7,171,241		$17,195,623
Net realized gains or losses on investments		1,836,588		(2,194,260)
Net change in unrealized gains or losses on investments		10,372,193		37,571,214

Net increase in net assets resulting from operations		19,380,022		52,572,577

Distributions to shareholders from
Net investment income
Class A		(947,787)		(2,122,531)
Class B		(118,484)		(337,820)
Class C		(147,742)		(316,835)
Institutional Class		(5,931,665)		(14,451,459)

Total distributions to shareholders		(7,145,678)		(17,228,645)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	68,507	754,272	248,230	2,620,602
Class B	3,497	39,274	17,543	185,638
Class C	32,024	352,753	97,709	1,045,373
Institutional Class	273,758	3,034,460	2,193,342	23,288,989

		4,180,759		27,140,602

Net asset value of shares issued in reinvestment of distributions
Class A	46,141	512,431	112,859	1,200,925
Class B	6,846	75,739	20,572	217,406
Class C	8,330	92,323	20,071	213,368
Institutional Class	22,663	251,712	56,754	604,283

		932,205		2,235,982

Automatic conversion of Class B shares to Class A shares
Class A	0	0	223,729	2,367,692
Class B	0	0	(224,618)	(2,367,692)

		0		0

Payment for shares redeemed
Class A	(462,019)	(5,113,824)	(649,584)	(6,922,958)
Class B	(75,598)	(834,114)	(254,967)	(2,686,334)
Class C	(31,854)	(350,529)	(133,170)	(1,420,848)
Institutional Class	(3,050,078)	(33,825,593)	(9,015,641)	(95,177,797)

		(40,124,060)		(106,207,937)

Net decrease in net assets resulting from capital share transactions		(35,011,096)		(76,831,353)

Total decrease in net assets		(22,776,752)		(41,487,421)

Net assets
Beginning of period		355,941,659		397,429,080

End of period		$333,164,907		$355,941,659

Overdistributed net investment income		$(345,605)		$(371,168)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Bond Fund.
The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Advantage Pennsylvania Tax-Free Fund[1]	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gain (Loss)	Investment
	Share	Income		on Investments	Income

Class A
April 1, 2010 to September 30, 2010 (Unaudited)	$10.90	0.22		0.39	(0.22)
April 1, 2009 to March 31, 2010	$9.95	0.46		0.95	(0.46)
April 1, 2008 to March 31, 2009	$10.84	0.48		(0.89)	(0.48)
April 1, 2007 to March 31, 2008	$11.32	0.48		(0.49)	(0.47)
April 1, 2006 to March 31, 2007	$11.25	0.47		0.07	(0.47)
April 1, 2005 to March 31, 2006	$11.38	0.48		(0.14)	(0.47)

Class B
April 1, 2010 to September 30, 2010 (Unaudited)	$10.86	0.18	[5]	0.39	(0.18)
April 1, 2009 to March 31, 2010	$9.91	0.38	[5]	0.95	(0.38)
April 1, 2008 to March 31, 2009	$10.80	0.40	[5]	(0.89)	(0.40)
April 1, 2007 to March 31, 2008	$11.27	0.37		(0.45)	(0.39)
April 1, 2006 to March 31, 2007	$11.21	0.36		0.08	(0.38)
April 1, 2005 to March 31, 2006	$11.34	0.39		(0.13)	(0.39)

Class C
April 1, 2010 to September 30, 2010 (Unaudited)	$10.88	0.18		0.39	(0.18)
April 1, 2009 to March 31, 2010	$9.93	0.38		0.95	(0.38)
April 1, 2008 to March 31, 2009	$10.82	0.40		(0.88)	(0.41)
April 1, 2007 to March 31, 2008	$11.29	0.38		(0.46)	(0.39)
April 1, 2006 to March 31, 2007	$11.23	0.37		0.07	(0.38)
April 1, 2005 to March 31, 2006	$11.36	0.40		(0.14)	(0.39)

Institutional Class
April 1, 2010 to September 30, 2010 (Unaudited)	$10.90	0.23		0.39	(0.23)
April 1, 2009 to March 31, 2010	$9.95	0.49		0.95	(0.49)
April 1, 2008 to March 31, 2009	$10.84	0.51		(0.89)	(0.51)
April 1, 2007 to March 31, 2008	$11.31	0.50		(0.47)	(0.50)
April 1, 2006 to March 31, 2007	$11.25	0.49		0.07	(0.50)
April 1, 2005 to March 31, 2006	$11.38	0.51		(0.13)	(0.51)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen Pennsylvania Municipal Bond Fund.

2.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4.	Ratio includes interest and fee expense relating to inverse floating-rate obligations as follows:

April 1, 2008 to March 31, 2009	0.01%
April 1, 2007 to March 31, 2008	0.03%
April 1, 2006 to March 31, 2007	0.08%
April 1, 2005 to March 31, 2006	0.02%

5.	Calculated based upon average shares outstanding.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund 17

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[2]	Rate3	(000’s omitted)

$11.29	3.99%	0.81%	0.76%	5.74%	21%	$46,603
$10.90	4.35%	0.76%	0.76%	14.41%	45%	$48,762
$ 9.95	4.67%	0.73%[4]	0.73%[4]	(3.79)%	35%	$45,158
$10.84	4.27%	0.76%[4]	0.71%[4]	(0.05)%	21%	$48,045
$11.32	4.13%	0.79%[4]	0.74%[4]	4.86%	33%	$55,565
$11.25	4.22%	0.73%[4]	0.69%[4]	3.04%	43%	$57,847

$11.25	3.24%	1.56%	1.51%	5.36%	21%	$7,113
$10.86	3.63%	1.51%	1.51%	13.60%	45%	$7,573
$ 9.91	3.89%	1.47%[4]	1.47%[4]	(4.54)%	35%	$11,287
$10.80	3.51%	1.46%[4]	1.46%[4]	(0.73)%	21%	$18,324
$11.27	3.38%	1.49%[4]	1.49%[4]	4.00%	33%	$24,725
$11.21	3.48%	1.43%[4]	1.43%[4]	2.32%	43%	$31,415

$11.27	3.23%	1.57%	1.51%	5.36%	21%	$9,443
$10.88	3.61%	1.51%	1.51%	13.58%	45%	$9,020
$ 9.93	3.91%	1.48%[4]	1.48%[4]	(4.52)%	35%	$8,387
$10.82	3.52%	1.46%[4]	1.46%[4]	(0.72)%	21%	$9,896
$11.29	3.38%	1.49%[4]	1.49%[4]	4.00%	33%	$11,539
$11.23	3.47%	1.43%[4]	1.43%[4]	2.32%	43%	$13,431

$11.29	4.23%	0.53%	0.51%	5.88%	21%	$270,005
$10.90	4.61%	0.51%	0.51%	14.69%	45%	$290,586
$ 9.95	4.88%	0.47%[4]	0.47%[4]	(3.55)%	35%	$332,597
$10.84	4.51%	0.45%[4]	0.45%[4]	0.29%	21%	$555,535
$11.31	4.38%	0.49%[4]	0.49%[4]	5.04%	33%	$730,018
$11.25	4.47%	0.43%[4]	0.43%[4]	3.35%	43%	$781,411

18 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Pennsylvania Tax-Free Fund (“the Fund”). The Fund is a non-diversified series of the Trust.
After the close of business on July 9, 2010, the net assets of Evergreen Pennsylvania Municipal Bond Fund were acquired by the Fund in an exchange for shares of the Fund. Class A, Class B, Class C and Class I shares of Evergreen Pennsylvania Municipal Bond Fund received Class A, Class B, Class C and Institutional Class shares, respectively, of the Fund. As Evergreen Pennsylvania Municipal Bond Fund contributed all of the net assets and shareholders to the Fund, the accounting and performance history of Evergreen Pennsylvania Municipal Bond Fund has been carried forward in the financial statements contained herein.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust’s Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds are valued at net asset value.
Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Inverse floating-rate obligations
The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 19
the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
As of March 31, 2010, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

Expiration
2012	2013	2014	2016	2017	2018

$1,869,064	$1,438,502	$894,209	$3,458,446	$4,324,935	$5,875,768
As of March 31, 2010, the Fund had $1,913,850 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

20 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to Financial Statements (Unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of September 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Municipal bonds and notes	$0	$318,756,107	$0	$318,756,107
Short-term investments
Investment companies	4,123,009	0	0	4,123,009

Total	$4,123,009	$318,756,107	$0	$322,879,116

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to July 12, 2010, the Fund’s predecessor fund, Evergreen Pennsylvania Municipal Bond Fund, paid an investment advisory fee to Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management, an annual fee which started at 0.315% and declined to 0.16% as the average daily net assets of the predecessor fund increased. For the six months ended September 30, 2010, the investment advisory fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Fund and is paid a fee by the investment adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 21
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First$5 billion	0.05
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B and Class C	All asset levels	0.16
Institutional Class	All asset levels	0.08
Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) which started at 0.10% and declined to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increased.
Funds Management and/or EIMC contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo, a transfer and dividend disbursing agent fee.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets for Class B and Class C shares. Prior to July 12, 2010, Class B and Class C shares of the predecessor fund paid distribution fees at an annual rate of 0.75% of the average daily net assets of each class.
For the six months ended September 30, 2010, Wells Fargo Funds Distributor, LLC received $1,753 from the sale of Class A shares and $1,467 in contingent deferred sales charges from redemptions of Class B shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Prior to July 12, 2010, Class A, Class B and Class C shares of the predecessor fund also paid shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of each class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations, for the six months ended September 30, 2010 were $71,812,535 and $121,683,488, respectively.
During the six months ended September 30, 2010, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,615,000 (on an annualized basis) and incurred interest and fee expense in the amount of $7,807.

22 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to Financial Statements (Unaudited)
At September 30, 2010, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate Notes		Floating-Rate
Outstanding	Interest Rate	Notes Outstanding
$1,615,000	4.42%	$3,569,150
6. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the Fund paid an annual commitment fee equal to 0.15% of the unused balance, which was allocated pro rata.
For the six months ended September 30, 2010, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 23
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On June 8, 2010, a Special Meeting of Shareholders of Evergreen Pennsylvania Municipal Bond Fund was held to approve the following proposal. The results of the proposal are indicated below:
Proposal 1 — To approve the proposed reorganization of Evergreen Pennsylvania Municipal Bond Fund into Wells Fargo Advantage Pennsylvania Tax-Free Fund, a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$306,183,841
Net assets voted “Against”	$1,063,154
Net assets voted “Abstain”	$1,078,943
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund is publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company.	None

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.	CIGNA Corporation; Deluxe Corporation

24 Wells Fargo Advantage Pennsylvania Tax-Free Fund	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	None

Leroy Keith, Jr.[3] (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee, Phoenix Fund Complex and Director, Diversapack Co. (packaging company). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	None

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	None

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	None

Michael S. Scofield[3] (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	None

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	None
Officers

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.	None

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.	None

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund 25

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Kasey Phillips[4] (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.	None

David Berardi[5] (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.	None

Jeremy DePalma[5] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration form 2005 to 2010.	None

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.	None

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

2.	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

3.	Effective July 9, 2010.

4.	Effective November 1, 2009.

5.	Treasurer during the period from June 1, 2009 to October 31, 2009. Assistant Treasurer effective November 1, 2009.

26 Wells Fargo Advantage Municipal Income Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BART	—	Bay Area Rapid Transit
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRY	—	Turkish Lira
USD	—	United States Dollar
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	127195 11-10 SPTF/SAR147 09-10

ITEM 2.	CODE OF ETHICS
Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in the Trust’s internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 24, 2010

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: November 24, 2010